Intangible Assets	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Intangible Assets
15.	INTANGIBLE ASSETS
See accounting policy in Note 2.3.9.

	Internally developed						Acquired from third party
					Others
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2023	1,311.3	1,603.4	145.9	31.0	42.4	14.4	301.6	23.8	9.0	3,482.8
Additions	41.0	60.2	39.6	8.1	109.4	2.0	5.5	—	—	265.8
Disposals	—	—	(0.4)	—	—	—	(13.6)	—	(0.7)	(14.7)
Reclassifications *	9.5	—	—	—	—	—	—	—	—	9.5
Interest on capitalized assets	—	—	—	—	2.9	—	—	—	—	2.9
Translation adjustments	—	—	(2.0)	—	—	(2.2)	(1.7)	(4.6)	—	(10.5)

At December 31, 2024	1,361.8	1,663.6	183.1	39.1	154.7	14.2	291.8	19.2	8.3	3,735.8

Accumulated amortization
At December 31, 2023	(119.8)	(697.9)	(52.8)	—	—	(4.8)	(274.0)	—	(2.5)	(1,151.8)
Amortization	(57.7)	(52.4)	(4.5)	—	—	(1.4)	(8.8)	—	(0.7)	(125.5)
Amortization of contribution from suppliers	18.7	11.5	—	—	—	—	—	—	—	30.2
Disposals	—	—	—	—	—	—	12.5	—	0.7	13.2
Reclassifications	—	—	—	—	—	—	—	—	—	—
Interest on capitalized assets	—	(1.4)	—	—	—	—	—	—	—	(1.4)
Translation adjustments	—	—	0.6	—	—	0.3	1.3	—	0.2	2.4

At December 31, 2024	(158.8)	(740.2)	(56.7)	—	—	(5.9)	(269.0)	—	(2.3)	(1,232.9)

Intangible, net
At December 31, 2023	1,191.5	905.5	93.1	31.0	42.4	9.6	27.6	23.8	6.5	2,331.0
At December 31, 2024	1,203.0	923.4	126.4	39.1	154.7	8.3	22.8	19.2	6.0	2,502.9

(*)	Non-cash transactions: reclassifications between intangible assets and inventories.

	Internally developed						Acquired from third party
					Others
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2022	1,274.4	1,544.6	132.4	9.0	—	4.6	302.0	22.3	10.6	3,299.9
Additions	36.9	58.8	26.1	22.0	42.4	3.1	2.8	—	—	192.1
Disposals	—	—	—	—	—	(8.6)	(3.4)	—	(1.6)	(13.6)
Reclassifications	—	—	(13.6)	—	—	13.6	—	—	—	—
Translation adjustments	—	—	1.0	—	—	1.7	0.2	1.5	—	4.4

At December 31, 2023	1,311.3	1,603.4	145.9	31.0	42.4	14.4	301.6	23.8	9.0	3,482.8

Accumulated amortization
At December 31, 2022	(81.1)	(663.0)	(51.9)	—	—	(2.4)	(253.1)	—	(1.9)	(1,053.4)
Amortization	(58.2)	(43.9)	(3.4)	—	—	(1.5)	(24.0)	—	(0.9)	(131.9)
Amortization of contribution from suppliers	19.5	10.3	—	—	—	—	—	—	—	29.8
Disposals	—	—	—	—	—	2.3	3.4	—	0.3	6.0
Reclassifications	—	—	2.7	—	—	(2.7)	—	—	—	—
Interest on capitalized assets	—	(1.3)	—	—	—	—	—	—	—	(1.3)
Translation adjustments	—	—	(0.2)	—	—	(0.5)	(0.3)	—	—	(1.0)

At December 31, 2023	(119.8)	(697.9)	(52.8)	—	—	(4.8)	(274.0)	—	(2.5)	(1,151.8)

Intangible, net
At December 31, 2022	1,193.3	881.6	80.5	9.0	—	2.2	48.9	22.3	8.7	2,246.5
At December 31, 2023	1,191.5	905.5	93.1	31.0	42.4	9.6	27.6	23.8	6.5	2,331.0

	12.31.2022
	Internally developed					Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	Others	Development	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2021	1,234.2	1,405.8	55.8	—	4.6	11.8	310.6	21.4	169.6	3,213.8
Additions	40.4	48.6	13.7	9.0	—	—	4.1	—	4.0	119.8
Disposals	—	—	—	—	—	—	(1.6)	—	(5.3)	(6.9)
Reclassifications	(0.2)	90.2	62.0	—	—	(11.8)	(10.1)	—	(157.7)	(27.6)
Translation adjustments	—	—	0.9	—	—	—	(1.0)	0.9	—	0.8

At December 31, 2022	1,274.4	1,544.6	132.4	9.0	4.6	—	302.0	22.3	10.6	3,299.9

Accumulated amortization
At December 31, 2021	(80.1)	(617.4)	(43.9)	—	(1.8)	(3.6)	(234.2)	—	(19.4)	(1,000.4)
Amortization	(31.6)	(42.9)	(2.4)	—	(0.6)	—	(25.6)	—	(0.6)	(103.7)
Amortization of contribution from suppliers	10.2	10.9	—	—	—	—	—	—	—	21.1
Disposals	—	—	—	—	—	—	1.6	—	1.1	2.7
Reclassifications	20.4	(12.2)	(5.2)	—	—	3.6	4.1	—	17.0	27.7
Interest on capitalized assets	—	(1.4)	—	—	—	—	—	—	—	(1.4)
Translation adjustments	—	—	(0.4)	—	—	—	1.0	—	—	0.6

At December 31, 2022	(81.1)	(663.0)	(51.9)	—	(2.4)	—	(253.1)	—	(1.9)	(1,053.4)

Intangible, net
At December 31, 2021	1,154.1	788.4	11.9	—	2.8	8.2	76.4	21.4	150.2	2,213.4
At December 31, 2022	1,193.3	881.6	80.5	9.0	2.2	—	48.9	22.3	8.7	2,246.5